Property, Plant and Equipment - Schedule of Movement in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net PP&E		R$ 3,256		R$ 2,410
Property plant and equipment, Beginning balance		2,410
Depreciation		(170)		(172)		R$ (171)
Property plant and equipment, Ending balance		3,256		2,410
Disposals - Assets classified as held for sale		(58)		(12)		(15)
Additions		1,006	[1]	176		182
Business Combination		70
Property plant and equipment, Beginning balance		2,411		2,419		2,407
Property plant and equipment, Ending balance		3,256		2,411		2,419
Reversal of provision		(3)				43
Write off	[2]					16
Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		2,049		2,031
Property plant and equipment, Beginning balance		2,031		2,113		2,230
Depreciation		(170)		(172)		(171)
Property plant and equipment, Ending balance		2,049		2,031		2,113
Transfers / Capitalizations		176		102		69
Disposals - Assets classified as held for sale		(58)		(12)		(15)
Additions	[1]	1
Business Combination		70
Reversal of provision		(1)				43
Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Net PP&E		1,207		379
Property plant and equipment, Beginning balance		380		306		177
Property plant and equipment, Ending balance		1,207		380		306
Transfers / Capitalizations		(176)		(102)		(69)
Additions		1,005	[1]	176		182
Reversal of provision		(2)
Write off	[2]					16
Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		214		217
Property plant and equipment, Beginning balance		217	[3],[4]	220	[3],[5]	224	[5]
Depreciation		(3)	[4]	(3)	[3]	(3)	[5]
Property plant and equipment, Ending balance		214	[4]	217	[3],[4]	220	[3],[5]
Transfers / Capitalizations	[4]	2
Disposals - Assets classified as held for sale		(2)	[4]			(1)	[5]
Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		853		870
Property plant and equipment, Beginning balance		870		944		1,020
Depreciation		(79)		(81)		(81)
Property plant and equipment, Ending balance		853		870		944
Transfers / Capitalizations		84		7		5
Disposals - Assets classified as held for sale		(22)
Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		227		233
Property plant and equipment, Beginning balance		233		248		264
Depreciation		(17)		(17)		(17)
Property plant and equipment, Ending balance		227		233		248
Transfers / Capitalizations		16		2		1
Disposals - Assets classified as held for sale		(5)
Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		748		706
Property plant and equipment, Beginning balance		706		697		717
Depreciation		(69)		(70)		(69)
Property plant and equipment, Ending balance		748		706		697
Transfers / Capitalizations		70		91		63
Disposals - Assets classified as held for sale		(29)		(12)		(14)
Additions	[1]	1
Business Combination		70
Reversal of provision		(1)				43
Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		4		2
Property plant and equipment, Beginning balance		2		1		2
Depreciation		(2)		(1)		(1)
Property plant and equipment, Ending balance		4		2		1
Transfers / Capitalizations		4		2
Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		3		3
Property plant and equipment, Beginning balance		3		3		3
Property plant and equipment, Ending balance		3		3		R$ 3
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Net PP&E		8,731		7,815
Gross carrying amount [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		7,524		7,436
Gross carrying amount [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Net PP&E		1,207		379
Gross carrying amount [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		247		247
Gross carrying amount [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		3,323		3,303
Gross carrying amount [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		1,095		1,092
Gross carrying amount [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		2,826		2,765
Gross carrying amount [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		19		15
Gross carrying amount [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		14		14
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(5,475)		(5,405)
Accumulated depreciation and amortisation [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(5,475)		(5,405)
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(33)		(30)
Accumulated depreciation and amortisation [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(2,470)		(2,433)
Accumulated depreciation and amortisation [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(868)		(859)
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(2,078)		(2,059)
Accumulated depreciation and amortisation [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(15)		(13)
Accumulated depreciation and amortisation [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		R$ (11)		R$ (11)

[1]	This includes investments in the Boa Esperança and Jusante photovoltaic solar plants – respectively of R$369 and R$339.
[2]	Reversal of a provision previously recognized for impairment of works in progress assets.
[3]	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.
[4]	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.
[5]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.